Restriction on Cash and Due from Banks (Detail Textuals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Investments [Abstract]
Reserve funds in cash and/or on deposit with Federal Reserve Bank	$ 1,524,000	$ 1,402,000